Other Financial Liability	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Liabilities [Abstract]
Other Financial Liability
19.	OTHER FINANCIAL LIABILITY

Upon acquisition of Rye Patch (note 6), the Company assumed a Share Purchase Agreement dated May 24, 2016, (the “ADM Agreement”) relating to the sale by the parties thereunder (the “ADM Parties”) of the shares in FCMI and certain outstanding obligations of Rye Patch relating to such sale. Under the ADM Agreement, Rye Patch was required to make certain payment obligations upon the occurrence of certain events including a change of control of Rye Patch.

The payment obligations consisted of the Company being required (i) to pay to the ADM Parties $5,000, plus interest, the settlement of which could take the form of either $5,000 cash or a $2,500 cash payment and $2,500 of common share issuance, and (ii) will incur interest at 4% per annum for the first year and 9% per annum thereafter. Upon acquisition of Rye Patch, the other financial liability had a fair value of $5,000.

During the year ended December 31, 2018, the Company settled the other financial liability to the ADM Parties agreeing to pay the following consideration:

•	Issued 923,077 of the Company’s common shares at C$0.95 ($0.73) valued at C$877 ($676);
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Issued an unsecured promissory note (the “Note”) for $2,500 payable in five years. The Note bears interest that is payable quarterly at a rate of 4% per annum until the first anniversary of the Note and 9% per annum until the maturity date of the Note. The Company has the right to repay the Note at any time without penalty. The Note has an amortized cost of $2,392 and is accreted to face value over its term using annual effective interest rate at 9.18%; and,

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Issued 2,307,692 share purchase warrants entitling the ADM Parties to purchase 1,107,692 common shares of the Company at a strike price of $3.25, with an expiry date of October 10, 2020. As at December 31, 2019 and 2018, 2,307,692 of these warrants were outstanding. The weighted average grant date fair value of the share purchase warrants was $nil.

As a result of the agreed settlement, the Company recorded a gain of $1,932 (note 8(c)).

During the year ended December 31, 2019, interest expense was $128 (December 31, 2018 - $49).